Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER HIGH YIELD FUND
Central Index Key	dei_EntityCentralIndexKey	0001094521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Pioneer High Yield Fund
PIONEER HIGH YIELD FUND
INVESTMENT OBJECTIVE
Maximize total return through a combination of income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 62.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer High Yield Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y	CLASS Z
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer High Yield Fund		CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y	CLASS Z
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.21%	0.34%	0.17%	0.26%	0.11%	0.27%
Total Annual Fund Operating Expenses		1.16%	2.04%	1.87%	1.46%	0.81%	0.97%
Less: Fee Waiver and Expense Reimbursement	[1]	none	none	none	none	none	(0.12%)
Net Expenses	[1]	1.16%	2.04%	1.87%	1.46%	0.81%	0.85%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z shares expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2013. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	563	802	1,060	1,796
CLASS B	607	940	1,198	2,143
CLASS C	290	588	1,011	2,190
CLASS R	149	462	797	1,746
CLASS Y	83	259	450	1,002
CLASS Z	87	297	525	1,179

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	563	802	1,060	1,796
CLASS B	207	640	1,098	2,143
CLASS C	190	588	1,011	2,190
CLASS R	149	462	797	1,746
CLASS Y	83	259	450	1,002
CLASS Z	87	297	525	1,179

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such high yield debt securities and preferred stocks. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. The fund may invest in high yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The fund invests in securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer.

The fund may invest up to 20% of its net assets in inverse floating rate obligations (a type of derivative instrument).

The fund may invest up to 20% of its net assets in common stock issued by both U.S. and non-U.S. issuers and other equity investments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights and equity interests in real estate investment trusts (REITs).

The fund may invest up to 15% of its total assets in equity and debt securities of non-U.S. issuers.

The fund may invest a portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. The fund also may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may use derivatives, such as credit default swaps and bond and interest rate futures, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may hold cash or other short-term investments.

The fund's investment adviser uses a value approach to select investments to buy and sell. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser also considers a security's potential to provide income.

PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bank of America (BofA) Merrill Lynch All-Convertibles Speculative Quality Index, an unmanaged index of high yield U.S. convertible securities, and the Bank of America (BofA) Merrill Lynch High Yield Master II Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets of Third Avenue High Yield Fund (the predecessor fund) on February 25, 2000.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 25.55% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -27.58% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns - Pioneer High Yield Fund		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A		(6.18%)	3.79%	6.46%	8.03%	Feb 12, 1998	[1]
CLASS A Return after taxes on distributions		(7.92%)	1.45%	3.81%	5.04%	Feb 12, 1998	[1]
CLASS A Return after taxes on distributions and sale of shares		(3.98%)	1.90%	4.04%	5.14%	Feb 12, 1998	[1]
CLASS B		(6.23%)	4.01%	6.19%	7.63%	Feb 12, 1998	[1]
CLASS C	[2]	(2.35%)	4.08%	6.21%	7.72%	Feb 12, 1998	[1]
CLASS R		(1.93%)	4.56%		7.16%	Apr 1, 2003
CLASS Y		(1.42%)	5.25%	7.40%	7.79%	Feb 25, 2000
CLASS Z		(5.08%)			3.08%	Jul 6, 2007
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)		4.38%	7.34%	8.59%	6.32%	Feb 28, 1998
BofA Merrill Lynch All-Convertibles Speculative Quality Index (reflects no deduction for fees, expenses or taxes)		(6.87%)	2.90%	7.02%	5.99%	Feb 28, 1998
[1]	Inception date of the predecessor fund's single class of shares. Class A, Class B and Class C shares commenced operations on February 25, 2000.
[2]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R, Class Y and Class Z shares shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER HIGH YIELD FUND
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Pioneer High Yield Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.16%	[1]
1 YEAR	rr_ExpenseExampleYear01	563
3 YEARS	rr_ExpenseExampleYear03	802
5 YEARS	rr_ExpenseExampleYear05	1,060
10 YEARS	rr_ExpenseExampleYear10	1,796
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	563
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	802
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,060
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,796
Annual Return 2002	rr_AnnualReturn2002	(2.70%)
Annual Return 2003	rr_AnnualReturn2003	32.13%
Annual Return 2004	rr_AnnualReturn2004	6.75%
Annual Return 2005	rr_AnnualReturn2005	2.34%
Annual Return 2006	rr_AnnualReturn2006	10.60%
Annual Return 2007	rr_AnnualReturn2007	6.95%
Annual Return 2008	rr_AnnualReturn2008	(36.99%)
Annual Return 2009	rr_AnnualReturn2009	62.02%
Annual Return 2010	rr_AnnualReturn2010	17.58%
Annual Return 2011	rr_AnnualReturn2011	(1.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.58%)
1 YEAR	rr_AverageAnnualReturnYear01	(6.18%)
5 YEARS	rr_AverageAnnualReturnYear05	3.79%
10 YEARS	rr_AverageAnnualReturnYear10	6.46%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.03%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 12, 1998	[2]
Pioneer High Yield Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.92%)
5 YEARS	rr_AverageAnnualReturnYear05	1.45%
10 YEARS	rr_AverageAnnualReturnYear10	3.81%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.04%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 12, 1998	[2]
Pioneer High Yield Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.98%)
5 YEARS	rr_AverageAnnualReturnYear05	1.90%
10 YEARS	rr_AverageAnnualReturnYear10	4.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.14%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 12, 1998	[2]
Pioneer High Yield Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	2.04%	[1]
1 YEAR	rr_ExpenseExampleYear01	607
3 YEARS	rr_ExpenseExampleYear03	940
5 YEARS	rr_ExpenseExampleYear05	1,198
10 YEARS	rr_ExpenseExampleYear10	2,143
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	207
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	640
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,098
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,143
1 YEAR	rr_AverageAnnualReturnYear01	(6.23%)
5 YEARS	rr_AverageAnnualReturnYear05	4.01%
10 YEARS	rr_AverageAnnualReturnYear10	6.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.63%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 12, 1998	[2]
Pioneer High Yield Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.87%	[1]
1 YEAR	rr_ExpenseExampleYear01	290
3 YEARS	rr_ExpenseExampleYear03	588
5 YEARS	rr_ExpenseExampleYear05	1,011
10 YEARS	rr_ExpenseExampleYear10	2,190
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	190
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	588
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,011
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,190
1 YEAR	rr_AverageAnnualReturnYear01	(2.35%)	[3]
5 YEARS	rr_AverageAnnualReturnYear05	4.08%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	6.21%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.72%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 12, 1998	[2],[3]
Pioneer High Yield Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.46%	[1]
1 YEAR	rr_ExpenseExampleYear01	149
3 YEARS	rr_ExpenseExampleYear03	462
5 YEARS	rr_ExpenseExampleYear05	797
10 YEARS	rr_ExpenseExampleYear10	1,746
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	149
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	462
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	797
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,746
1 YEAR	rr_AverageAnnualReturnYear01	(1.93%)
5 YEARS	rr_AverageAnnualReturnYear05	4.56%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.16%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Pioneer High Yield Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.81%	[1]
1 YEAR	rr_ExpenseExampleYear01	83
3 YEARS	rr_ExpenseExampleYear03	259
5 YEARS	rr_ExpenseExampleYear05	450
10 YEARS	rr_ExpenseExampleYear10	1,002
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	83
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	259
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	450
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,002
1 YEAR	rr_AverageAnnualReturnYear01	(1.42%)
5 YEARS	rr_AverageAnnualReturnYear05	5.25%
10 YEARS	rr_AverageAnnualReturnYear10	7.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.79%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 25, 2000
Pioneer High Yield Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.85%	[1]
1 YEAR	rr_ExpenseExampleYear01	87
3 YEARS	rr_ExpenseExampleYear03	297
5 YEARS	rr_ExpenseExampleYear05	525
10 YEARS	rr_ExpenseExampleYear10	1,179
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	87
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	297
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	525
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,179
1 YEAR	rr_AverageAnnualReturnYear01	(5.08%)
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.08%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007
Pioneer High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 62.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such high yield debt securities and preferred stocks. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. The fund may invest in high yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The fund invests in securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer.

The fund may invest up to 20% of its net assets in inverse floating rate obligations (a type of derivative instrument).

The fund may invest up to 20% of its net assets in common stock issued by both U.S. and non-U.S. issuers and other equity investments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights and equity interests in real estate investment trusts (REITs).

The fund may invest up to 15% of its total assets in equity and debt securities of non-U.S. issuers.

The fund may invest a portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. The fund also may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may use derivatives, such as credit default swaps and bond and interest rate futures, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may hold cash or other short-term investments.

The fund's investment adviser uses a value approach to select investments to buy and sell. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser also considers a security's potential to provide income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bank of America (BofA) Merrill Lynch All-Convertibles Speculative Quality Index, an unmanaged index of high yield U.S. convertible securities, and the Bank of America (BofA) Merrill Lynch High Yield Master II Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets of Third Avenue High Yield Fund (the predecessor fund) on February 25, 2000.

The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bank of America (BofA) Merrill Lynch All-Convertibles Speculative Quality Index, an unmanaged index of high yield U.S. convertible securities, and the Bank of America (BofA) Merrill Lynch High Yield Master II Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 25.55% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -27.58% (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R, Class Y and Class Z shares shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R, Class Y and Class Z shares shares will vary.

Pioneer High Yield Fund | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.38%
5 YEARS	rr_AverageAnnualReturnYear05	7.34%
10 YEARS	rr_AverageAnnualReturnYear10	8.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 28, 1998
Pioneer High Yield Fund | BofA Merrill Lynch All-Convertibles Speculative Quality Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(6.87%)
5 YEARS	rr_AverageAnnualReturnYear05	2.90%
10 YEARS	rr_AverageAnnualReturnYear10	7.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.99%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 28, 1998

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z shares expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2013. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.
[2]	Inception date of the predecessor fund's single class of shares. Class A, Class B and Class C shares commenced operations on February 25, 2000.
[3]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012